Vanguard Multi-Sector Income Bond Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Multi-Sector Income Bond Fund	Sep. 30, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.40%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.30%